Schedule of Investments (unaudited)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	374,476	$3,800,033
AVIC Electromechanical Systems Co. Ltd., Class A	655,200	1,753,864
AviChina Industry & Technology Co. Ltd., Class H	5,616,000	3,693,757
Kuang-Chi Technologies Co. Ltd., Class A(a)	327,600	1,192,255
		10,439,909
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	655,283	6,301,214
Yunda Holding Co. Ltd., Class A	468,557	1,459,203
ZTO Express Cayman Inc., ADR	1,006,668	31,820,775
		39,581,192
Airlines — 0.2%
Air China Ltd., Class A(a)	936,089	1,167,416
Air China Ltd., Class H(a)(b)	3,744,000	2,355,603
China Eastern Airlines Corp. Ltd., Class A(a)	1,872,096	1,368,525
China Southern Airlines Co. Ltd., Class A(a)	1,872,088	1,793,430
China Southern Airlines Co. Ltd., Class H(a)	3,744,000	2,067,480
Spring Airlines Co. Ltd., Class A(a)	140,485	1,215,097
		9,967,551
Auto Components — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	46,895	1,604,514
Fuyao Glass Industry Group Co. Ltd., Class A	234,098	1,703,823
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,497,600	8,219,101
Huayu Automotive Systems Co. Ltd., Class A	514,872	2,084,281
Huizhou Desay Sv Automotive Co. Ltd., Class A	94,100	2,057,792
Mianyang Fulin Precision Machining Co. Ltd., Class A, NVS(a)	93,600	548,236
Minth Group Ltd.	1,872,000	8,694,196
Ningbo Tuopu Group Co. Ltd., Class A	140,400	1,478,649
Sailun Group Co. Ltd., Class A	374,400	818,017
Shandong Linglong Tyre Co. Ltd., Class A	234,028	1,417,135
Shenzhen Kedali Industry Co., Class A, NVS	46,800	1,295,683
		29,921,427
Automobiles — 6.5%
BYD Co. Ltd., Class A	234,059	11,221,138
BYD Co. Ltd., Class H	1,826,500	71,842,783
Chongqing Changan Automobile Co. Ltd., Class A	915,893	2,492,823
Dongfeng Motor Group Co. Ltd., Class H	6,274,000	5,824,341
Geely Automobile Holdings Ltd.	13,572,000	40,083,750
Great Wall Motor Co. Ltd., Class A	327,800	3,077,689
Great Wall Motor Co. Ltd., Class H	7,254,000	30,141,304
Guangzhou Automobile Group Co. Ltd., Class H	6,552,400	6,683,093
Li Auto Inc., ADR(a)(b)	1,275,768	45,213,218
NIO Inc., ADR(a)(b)	3,162,744	123,758,173
SAIC Motor Corp. Ltd., Class A	1,216,876	3,813,827
XPeng Inc., ADR(a)(b)	905,112	49,781,160
Yadea Group Holdings Ltd.(c)	2,470,000	4,414,395
		398,347,694
Banks — 8.3%
Agricultural Bank of China Ltd., Class A	11,091,600	5,065,433
Agricultural Bank of China Ltd., Class H	59,904,000	19,784,652
Bank of Beijing Co. Ltd., Class A	3,744,099	2,573,143
Bank of Chengdu Co. Ltd., Class A	655,293	1,149,324
Bank of China Ltd., Class A	4,773,600	2,286,427
Bank of China Ltd., Class H	183,456,000	63,702,543
Bank of Communications Co. Ltd., Class A	5,709,622	4,095,197
Bank of Communications Co. Ltd., Class H	19,656,200	11,444,650
Security	Shares	Value

Banks (continued)
Bank of Hangzhou Co. Ltd., Class A	982,860	$2,112,929
Bank of Jiangsu Co. Ltd., Class A	2,527,255	2,331,175
Bank of Nanjing Co. Ltd., Class A	1,684,800	2,393,242
Bank of Ningbo Co. Ltd., Class A	889,284	5,345,009
Bank of Shanghai Co. Ltd., Class A	2,340,097	2,624,967
China Bohai Bank Co. Ltd., Class H(c)	7,488,000	2,227,771
China CITIC Bank Corp. Ltd., Class H	19,656,800	8,436,773
China Construction Bank Corp., Class A	1,169,514	1,055,409
China Construction Bank Corp., Class H	222,300,000	144,852,025
China Everbright Bank Co. Ltd., Class A	6,271,200	3,294,864
China Everbright Bank Co. Ltd., Class H	6,084,000	2,085,928
China Merchants Bank Co. Ltd., Class A	2,854,868	22,166,889
China Merchants Bank Co. Ltd., Class H	9,126,150	70,699,680
China Minsheng Banking Corp. Ltd., Class A	5,054,470	3,086,189
China Minsheng Banking Corp. Ltd., Class H	12,870,160	4,948,420
China Zheshang Bank Co. Ltd., Class A	2,705,900	1,456,440
Huaxia Bank Co. Ltd., Class A	2,340,061	2,069,642
Industrial & Commercial Bank of China Ltd., Class A	8,938,800	6,418,759
Industrial & Commercial Bank of China Ltd., Class H	130,104,000	68,751,255
Industrial Bank Co. Ltd., Class A	2,901,600	8,184,108
Ping An Bank Co. Ltd., Class A	2,761,255	7,557,424
Postal Savings Bank of China Co. Ltd., Class A	3,790,800	3,015,775
Postal Savings Bank of China Co. Ltd., Class H(c)	18,720,000	12,681,655
Shanghai Pudong Development Bank Co. Ltd., Class A	4,165,298	5,561,296
		503,458,993
Beverages — 2.8%
Anhui Gujing Distillery Co. Ltd., Class A	57,596	2,293,677
Anhui Gujing Distillery Co. Ltd., Class B	281,230	3,881,122
China Resources Beer Holdings Co. Ltd.	3,444,000	28,249,963
Chongqing Brewery Co. Ltd., Class A(a)	93,600	2,120,046
Jiangsu King’s Luck Brewery JSC Ltd., Class A	187,203	1,656,493
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	187,276	5,108,535
JiuGui Liquor Co. Ltd., Class A	47,400	1,669,436
Kweichow Moutai Co. Ltd., Class A	177,704	53,896,054
Luzhou Laojiao Co. Ltd., Class A	207,700	7,531,559
Nongfu Spring Co. Ltd., Class H(c)	4,024,800	23,097,301
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	128,540	1,181,854
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	187,286	9,185,679
Sichuan Swellfun Co. Ltd., Class A	68,752	1,396,781
Tsingtao Brewery Co. Ltd., Class A	93,663	1,448,990
Tsingtao Brewery Co. Ltd., Class H	1,268,000	10,249,759
Wuliangye Yibin Co. Ltd., Class A	514,877	17,643,451
		170,610,700
Biotechnology — 1.8%
3SBio Inc.(a)(c)	3,042,000	2,601,967
Akeso Inc.(a)(c)	668,000	4,213,644
BeiGene Ltd., ADR(a)(b)	108,108	37,570,773
Beijing Tiantan Biological Products Corp. Ltd., Class A	187,272	882,751
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	46,800	1,842,284
BGI Genomics Co. Ltd., Class A	93,699	1,402,885
Chongqing Zhifei Biological Products Co. Ltd., Class A	234,040	4,729,744
Hualan Biological Engineering Inc., Class A	275,872	1,251,046
I-Mab, ADR(a)(b)	82,836	5,008,265
Imeik Technology Development Co. Ltd., Class A	25,300	2,244,473
Innovent Biologics Inc.(a)(c)	2,808,000	24,806,961
Legend Biotech Corp., ADR(a)	80,496	4,146,349

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	1,263,600	$1,301,350
Shenzhen Kangtai Biological Products Co. Ltd., Class A	93,655	1,694,176
Walvax Biotechnology Co. Ltd., Class A	234,097	2,523,063
Zai Lab Ltd., ADR(a)	176,904	12,250,602
		108,470,333
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	280,870	1,174,696
China Lesso Group Holdings Ltd..	2,808,000	4,077,849
Guangdong Kinlong Hardware Products Co. Ltd., Class A	47,400	1,141,551
Zhuzhou Kibing Group Co. Ltd., Class A	374,400	937,165
		7,331,261
Capital Markets — 1.8%
Changjiang Securities Co. Ltd., Class A	1,357,236	1,530,218
China Cinda Asset Management Co. Ltd., Class H	21,996,000	3,514,621
China Galaxy Securities Co. Ltd., Class A	675,800	1,102,739
China Galaxy Securities Co. Ltd., Class H	7,956,000	4,385,080
China Huarong Asset Management Co. Ltd., Class H(a)(c)(d)	20,400,000	2,001,282
China International Capital Corp. Ltd., Class A	93,600	699,813
China International Capital Corp. Ltd., Class H(c)	3,316,400	8,022,850
China Merchants Securities Co. Ltd., Class A	1,076,468	2,870,774
CITIC Securities Co. Ltd., Class A	1,591,275	5,932,792
CITIC Securities Co. Ltd., Class H	5,148,000	12,239,045
CSC Financial Co. Ltd., Class A	655,299	2,878,704
Dongxing Securities Co. Ltd., Class A	655,294	1,230,334
East Money Information Co. Ltd., Class A	1,497,681	8,139,881
Everbright Securities Co. Ltd., Class A	561,699	1,272,843
First Capital Securities Co. Ltd., Class A	748,889	817,206
Founder Securities Co. Ltd., Class A	1,544,499	1,875,698
GF Securities Co. Ltd., Class A	920,999	3,368,659
GF Securities Co. Ltd., Class H	2,433,600	4,239,899
Guosen Securities Co. Ltd., Class A	1,123,233	1,945,103
Guotai Junan Securities Co. Ltd., Class A	1,263,643	3,316,964
Guoyuan Securities Co. Ltd., Class A	842,420	984,053
Haitong Securities Co. Ltd., Class A	1,450,859	2,694,265
Haitong Securities Co. Ltd., Class H	5,990,400	5,029,621
Hithink RoyalFlush Information Network Co. Ltd., Class A	78,587	1,444,905
Huatai Securities Co. Ltd., Class A	1,310,493	3,255,866
Huatai Securities Co. Ltd., Class H(c)	3,182,400	4,559,726
Huaxi Securities Co. Ltd., Class A	702,073	1,022,799
Industrial Securities Co. Ltd., Class A	1,123,240	1,508,308
Noah Holdings Ltd., ADR(a)(b)	80,028	2,915,420
Orient Securities Co. Ltd., Class A	982,864	2,168,746
Pacific Securities Co. Ltd. (The), Class A(a)	1,204,193	600,217
SDIC Capital Co. Ltd., Class A	1,207,414	1,515,706
Sealand Securities Co. Ltd., Class A	1,450,860	887,363
Shanxi Securities Co. Ltd., Class A	795,621	789,270
Shenwan Hongyuan Group Co. Ltd., Class A	4,022,579	3,188,107
Sinolink Securities Co. Ltd., Class A	514,826	857,332
SooChow Securities Co. Ltd., Class A	748,850	1,026,605
Western Securities Co. Ltd., Class A	1,076,430	1,320,533
Zheshang Securities Co. Ltd., Class A	608,400	1,187,514
		108,340,861
Chemicals — 1.0%
Beijing Easpring Material, Class A, NVS	46,800	770,383
DO Fluoride New Materials, Class A, NVS	93,600	715,985
Security	Shares	Value

Chemicals (continued)
Dongyue Group Ltd.	3,276,000	$6,225,996
Guangzhou Tinci Materials Technology Co. Ltd., Class A	140,800	2,984,908
Hengli Petrochemical Co. Ltd., Class A	889,210	2,955,731
Hengyi Petrochemical Co. Ltd., Class A	842,476	1,387,532
Hoshine Silicon Industry Co. Ltd., Class A	46,800	1,134,476
Huabao International Holdings Ltd.	2,177,000	6,246,062
Huafon Chemical Co. Ltd., Class A	791,200	1,328,735
Hubei Xingfa Chemicals Group Co. Ltd., Class A, NVS	187,200	1,174,686
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,497,600	1,244,962
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A, NVS(a)	561,600	637,771
Jiangsu Eastern Shenghong Co. Ltd., Class A	468,000	1,737,170
Kingfa Sci & Tech Co. Ltd., Class A	514,800	1,099,615
LB Group Co. Ltd., Class A	374,400	1,642,057
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,024,700	2,609,783
Rongsheng Petrochemical Co. Ltd., Class A	1,544,442	3,934,667
Satellite Chemical Co. Ltd., Class A	277,764	1,720,136
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	374,470	1,736,268
Shanghai Putailai New Energy Technology Co. Ltd., Class A	93,600	2,692,461
Shenzhen Capchem Technology Co. Ltd., Class A	46,800	890,939
Shenzhen Senior Technology Co. Ltd., Class A, NVS	93,600	674,820
Sinoma Science & Technology Co. Ltd., Class A	234,000	1,341,553
Skshu Paint Co. Ltd., Class A	64,200	1,199,501
Tongkun Group Co. Ltd., Class A	421,276	1,306,536
Transfar Zhilian Co. Ltd., Class A	748,893	1,070,458
Wanhua Chemical Group Co. Ltd., Class A	468,073	7,012,866
Weihai Guangwei Composites Co. Ltd., Class A	93,600	1,239,375
Zhejiang Longsheng Group Co. Ltd., Class A	889,271	1,747,365
Zhejiang Yongtai Technology Co. Ltd., Class A, NVS(a)	137,700	1,357,210
		61,820,007
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A	936,097	1,034,841
China Everbright Environment Group Ltd.	8,892,148	5,881,531
Shanghai M&G Stationery Inc., Class A	140,400	1,235,775
		8,152,147
Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.(b)	1,639,000	6,063,542
China Zhenhua Group Science & Technology Co. Ltd., Class A	46,800	889,689
Fiberhome Telecommunication Technologies Co. Ltd., Class A	221,277	616,791
Guangzhou Haige Communications Group Inc. Co., Class A	748,884	1,228,135
Yealink Network Technology Corp. Ltd., Class A	123,094	1,499,942
Zhongji Innolight Co. Ltd., Class A	140,477	838,064
ZTE Corp., Class A	544,156	2,626,005
ZTE Corp., Class H	1,778,440	4,824,877
		18,587,045
Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H	6,552,800	3,119,519
China Conch Venture Holdings Ltd.	3,978,000	19,444,154
China National Chemical Engineering Co. Ltd., Class A	936,095	1,636,516
China Railway Group Ltd., Class A	3,369,698	2,800,664
China Railway Group Ltd., Class H	8,892,000	4,227,388

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
China State Construction Engineering Corp. Ltd., Class A	5,990,498	$4,357,323
China State Construction International Holdings Ltd.	4,680,000	4,731,894
Metallurgical Corp. of China Ltd., Class A	3,697,200	2,201,922
Power Construction Corp. of China Ltd., Class A	2,433,697	2,511,488
Sichuan Road & Bridge Co. Ltd., Class A	608,400	1,146,753
		46,177,621
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class A	640,191	3,655,093
Anhui Conch Cement Co. Ltd., Class H	2,808,000	12,784,344
China Jushi Co. Ltd., Class A	702,005	1,918,988
China National Building Material Co. Ltd., Class H	9,360,000	10,055,623
China Resources Cement Holdings Ltd.	5,616,000	4,087,853
Tangshan Jidong Cement Co. Ltd., Class A	468,068	865,470
		33,367,371
Consumer Finance — 0.1%
360 DigiTech Inc., ADR(a)	200,772	4,673,972

Containers & Packaging — 0.1%
Yunnan Energy New Material Co. Ltd., Class A	140,400	5,627,545

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	889,203	846,394

Diversified Consumer Services — 0.3%
China Education Group Holdings Ltd.(b)	1,872,000	3,443,594
China Yuhua Education Corp. Ltd.(c)	3,744,000	1,790,859
New Oriental Education & Technology Group Inc., ADR(a)	3,611,088	7,980,504
Offcn Education Technology Co. Ltd., Class A(a)	5	8
TAL Education Group, ADR(a)(b)	978,120	5,066,662
		18,281,627
Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,825,282	1,099,231
Far East Horizon Ltd.	4,176,000	3,625,483
		4,724,714
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	97,344,000	12,321,119

Electrical Equipment — 1.4%
Contemporary Amperex Technology Co. Ltd., Class A	332,571	35,500,254
Dongfang Electric Corp. Ltd., Class A	374,400	1,199,680
Eve Energy Co. Ltd., Class A	289,236	6,633,528
Fangda Carbon New Material Co. Ltd., Class A	748,847	1,418,937
Ginlong Technologies Co. Ltd., Class A	46,800	1,874,352
Gotion High-tech Co. Ltd., Class A(a)	208,300	2,178,112
Hongfa Technology Co. Ltd., Class A	140,400	1,600,820
Jiangsu Zhongtian Technology Co. Ltd., Class A	374,400	1,092,649
Ming Yang Smart Energy Group Ltd., Class A	280,800	1,405,654
NARI Technology Co. Ltd., Class A	842,477	5,473,959
Shanghai Electric Group Co. Ltd., Class A	982,800	747,153
Sungrow Power Supply Co. Ltd., Class A	210,600	5,340,064
Sunwoda Electronic Co. Ltd., Class A	280,898	2,325,455
Suzhou Maxwell Technologies Co. Ltd., Class A	16,620	1,833,345
TBEA Co. Ltd., Class A	608,457	2,187,513
Titan Wind Energy Suzhou Co. Ltd., Class A, NVS	234,000	764,134
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	556,420	1,601,658
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,744,120	3,822,655
Security	Shares	Value

Electrical Equipment (continued)
Zhejiang Chint Electrics Co. Ltd., Class A	327,668	$2,662,333
Zhuzhou CRRC Times Electric Co. Ltd.	1,263,600	8,294,229
		87,956,484
Electronic Equipment, Instruments & Components — 1.9%
AAC Technologies Holdings Inc.	1,638,000	7,154,229
Avary Holding Shenzhen Co. Ltd., Class A	229,800	1,457,133
BOE Technology Group Co. Ltd., Class A	5,288,400	3,996,764
Chaozhou Three-Circle Group Co. Ltd., Class A	327,600	2,147,130
Foxconn Industrial Internet Co. Ltd., Class A	1,263,696	2,216,054
GoerTek Inc., Class A	514,800	4,196,051
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	93,619	1,019,646
Kingboard Holdings Ltd.	1,638,000	8,222,576
Kingboard Laminates Holdings Ltd.	2,340,000	4,102,943
Lens Technology Co. Ltd., Class A	748,888	2,461,959
Lingyi iTech Guangdong Co., Class A(a)	1,263,600	1,343,229
Luxshare Precision Industry Co. Ltd., Class A	982,824	6,109,580
Maxscend Microelectronics Co. Ltd., Class A	47,520	2,782,169
Raytron Technology Co. Ltd., Class A	70,314	958,652
Shengyi Technology Co. Ltd., Class A	421,200	1,558,776
Shennan Circuits Co. Ltd., Class A	64,424	1,063,739
Shenzhen Kaifa Technology Co. Ltd., Class A	273,104	663,325
Sunny Optical Technology Group Co. Ltd.	1,638,000	49,337,877
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	187,200	705,988
Tianma Microelectronics Co. Ltd., Class A	561,699	1,103,535
Unisplendour Corp. Ltd., Class A	421,127	1,707,440
Universal Scientific Industrial Shanghai Co. Ltd., Class A	266,200	644,280
Westone Information Industry Inc., Class A	93,600	836,394
Wingtech Technology Co. Ltd., Class A	187,200	3,599,984
Wuhan Guide Infrared Co. Ltd., Class A	385,264	1,469,416
Wuhu Token Science Co. Ltd., Class A	327,600	588,666
WUS Printed Circuit Kunshan Co. Ltd., Class A	514,908	1,229,599
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	149,396	1,859,051
Zhejiang Dahua Technology Co. Ltd., Class A	561,600	2,161,241
		116,697,426
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,680,000	3,685,180
Offshore Oil Engineering Co. Ltd., Class A	736,198	496,175
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	140,492	858,108
		5,039,463
Entertainment — 2.7%
Alibaba Pictures Group Ltd.(a)	32,760,000	3,362,429
Beijing Enlight Media Co. Ltd., Class A	502,198	801,747
Bilibili Inc., ADR(a)(b)	383,760	25,331,998
Giant Network Group Co. Ltd., Class A	655,271	1,041,009
iQIYI Inc., ADR(a)(b)	658,008	4,105,970
Kingsoft Corp. Ltd.	2,246,400	9,720,694
Kunlun Tech Co. Ltd., Class A	234,061	777,608
Mango Excellent Media Co. Ltd., Class A	280,880	1,922,941
NetEase Inc., ADR.	935,532	100,784,862
Perfect World Co. Ltd., Class A	348,000	1,029,857
Tencent Music Entertainment Group, ADR(a)(b)	1,547,208	11,124,425
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	374,400	1,383,798
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,310,498	1,513,446
		162,900,784

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	140,436	$777,786
Shanghai Bailian Group Co. Ltd., Class A	280,900	584,319
Sun Art Retail Group Ltd.	4,680,000	1,892,601
Yifeng Pharmacy Chain Co. Ltd., Class A	150,398	1,066,327
Yonghui Superstores Co. Ltd., Class A	2,059,234	1,254,427
		5,575,460
Food Products — 2.1%
Angel Yeast Co. Ltd., Class A	140,424	1,236,569
Beijing Dabeinong Technology Group Co. Ltd., Class A	748,800	1,066,903
China Feihe Ltd.(c)	8,424,000	11,268,948
China Huishan Dairy Holdings Co. Ltd.(d)	1,366,667	2
China Mengniu Dairy Co. Ltd.	7,488,000	41,967,200
Chongqing Fuling Zhacai Group Co. Ltd., Class A	140,423	714,319
Dali Foods Group Co. Ltd.(c)	5,382,000	2,829,725
Foshan Haitian Flavouring & Food Co. Ltd., Class A	468,014	8,265,557
Fu Jian Anjoy Foods Co. Ltd., Class A	47,400	1,293,940
Guangdong Haid Group Co. Ltd., Class A	268,097	2,703,571
Henan Shuanghui Investment & Development Co. Ltd., Class A	475,708	2,128,440
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	889,223	5,465,062
Jiangxi Zhengbang Technology Co. Ltd., Class A	608,400	921,085
Juewei Food Co. Ltd., Class A	93,600	953,866
Muyuan Foods Co. Ltd., Class A	748,816	6,133,041
New Hope Liuhe Co. Ltd., Class A(a)	702,099	1,582,651
Tingyi Cayman Islands Holding Corp.	4,680,000	9,041,353
Tongwei Co. Ltd., Class A	655,299	4,617,113
Uni-President China Holdings Ltd.	3,744,000	3,673,236
Want Want China Holdings Ltd.	11,232,000	9,481,051
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,216,816	3,045,613
Yihai International Holding Ltd.(b)	1,133,000	6,078,832
Yihai Kerry Arawana Holdings Co. Ltd., Class A	187,200	1,808,912
		126,276,989
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,170,000	3,947,536
China Gas Holdings Ltd.	7,113,600	12,833,733
China Resources Gas Group Ltd.	2,284,000	11,818,338
ENN Energy Holdings Ltd.	1,825,200	34,173,490
Kunlun Energy Co. Ltd.	9,360,000	8,802,955
		71,576,052
Health Care Equipment & Supplies — 0.5%
Autobio Diagnostics Co. Ltd., Class A	93,656	823,508
Intco Medical Technology Co. Ltd., Class A	70,200	719,918
Jafron Biomedical Co. Ltd., Class A	140,420	1,131,566
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	206,300	1,169,083
Lepu Medical Technology Beijing Co. Ltd., Class A	280,800	979,349
Microport Scientific Corp.	1,497,600	6,224,274
Ovctek China Inc., Class A	128,640	1,160,386
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,798,400	8,158,792
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	187,295	10,591,748
Venus MedTech Hangzhou Inc., Class H(a)(c)	468,000	2,337,093
		33,295,717
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	748,874	5,037,321
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	80,994	1,394,607
Huadong Medicine Co. Ltd., Class A	280,880	1,497,707
Security	Shares	Value

Health Care Providers & Services (continued)
Hygeia Healthcare Holdings Co. Ltd.(c)	748,800	$5,823,893
Jinxin Fertility Group Ltd.(a)(b)(c)	3,135,000	4,356,358
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	655,281	767,828
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,076,400	4,052,709
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	369,464	1,068,301
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,872,000	3,413,255
Sinopharm Group Co. Ltd., Class H	3,182,400	6,916,099
Topchoice Medical Corp., Class A(a)	46,800	1,458,306
		35,786,384
Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(a)(b)	9,360,000	8,608,887
Winning Health Technology Group Co. Ltd., Class A	416,156	1,028,431
		9,637,318
Hotels, Restaurants & Leisure — 1.9%
Haidilao International Holding Ltd.(b)(c)	2,340,000	5,156,448
Huazhu Group Ltd., ADR(a)	416,520	16,460,870
Jiumaojiu International Holdings Ltd.(c)	1,872,000	3,866,600
Shanghai Jinjiang International Hotels Co. Ltd., Class A	46,800	383,574
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,357,238	1,257,578
Songcheng Performance Development Co. Ltd., Class A	468,077	968,498
Tongcheng-Elong Holdings Ltd.(a)	2,433,600	5,011,693
Trip.com Group Ltd., ADR(a)(b)	1,184,976	32,586,840
Yum China Holdings Inc.	982,332	49,214,833
		114,906,934
Household Durables — 0.6%
Beijing Roborock Technology Co. Ltd., Class A	8,720	1,112,048
Ecovacs Robotics Co. Ltd., Class A	94,000	2,437,080
Haier Smart Home Co. Ltd., Class A	1,029,646	4,388,191
Haier Smart Home Co. Ltd., Class H	5,054,400	18,860,929
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	140,400	706,355
Jason Furniture Hangzhou Co. Ltd., Class A	140,400	1,472,418
NavInfo Co. Ltd., Class A(a)	561,618	1,376,820
Oppein Home Group Inc., Class A	93,620	1,777,599
Suofeiya Home Collection Co. Ltd., Class A	14	37
TCL Technology Group Corp., Class A	2,199,600	2,118,521
Zhejiang Supor Co. Ltd., Class A	140,496	1,361,170
		35,611,168
Household Products — 0.0%
Vinda International Holdings Ltd.(b)	936,000	2,532,649

Independent Power and Renewable Electricity Producers — 1.0%
CECEP Solar Energy Co. Ltd., Class A, NVS	421,200	661,588
CECEP Wind Power Corp., Class A, NVS	702,000	705,694
CGN Power Co. Ltd., Class H(c)	22,932,000	6,270,929
China Longyuan Power Group Corp. Ltd., Class H	7,736,000	15,812,900
China National Nuclear Power Co. Ltd., Class A	2,620,876	2,805,317
China Power International Development Ltd.	9,360,000	4,762,730
China Resources Power Holdings Co. Ltd.	4,680,000	12,117,227
China Yangtze Power Co. Ltd., Class A	3,276,041	10,049,647
Huaneng Power International Inc., Class A	1,047,400	1,021,653
Huaneng Power International Inc., Class H(b)	8,424,000	3,760,613
SDIC Power Holdings Co. Ltd., Class A	1,076,496	1,679,134
Shenergy Co. Ltd., Class A	1,076,455	1,042,519
Shenzhen Energy Group Co. Ltd., Class A	608,480	762,564
Sichuan Chuantou Energy Co. Ltd., Class A	738,562	1,324,806
		62,777,321

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.3%
China Baoan Group Co. Ltd., Class A	374,400	$1,034,951
CITIC Ltd.	13,572,000	12,225,331
Fosun International Ltd.	5,850,000	6,384,282
		19,644,564
Insurance — 3.3%
China Life Insurance Co. Ltd., Class A	468,080	2,168,644
China Life Insurance Co. Ltd., Class H	16,848,000	27,709,250
China Pacific Insurance Group Co. Ltd., Class A	982,847	4,177,008
China Pacific Insurance Group Co. Ltd., Class H	6,084,000	17,647,314
China Taiping Insurance Holdings Co. Ltd.	3,744,124	5,208,496
New China Life Insurance Co. Ltd., Class A	364,324	2,162,798
New China Life Insurance Co. Ltd., Class H	1,825,200	4,875,676
People’s Insurance Co. Group of China Ltd. (The), Class H	19,656,000	5,743,227
PICC Property & Casualty Co. Ltd., Class H	15,912,462	13,604,233
Ping An Insurance Group Co. of China Ltd., Class A	1,497,643	11,334,126
Ping An Insurance Group Co. of China Ltd., Class H	14,742,000	102,195,108
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,170,000	3,987,479
		200,813,359
Interactive Media & Services — 15.0%
Autohome Inc., ADR	176,904	6,044,810
Baidu Inc., ADR(a)(b)	645,372	96,702,541
Hello Group Inc., ADR	364,572	4,218,098
JOYY Inc., ADR	130,572	6,685,286
Kanzhun Ltd., ADR(a)	131,976	4,220,592
Kuaishou Technology(a)(c)	1,076,400	11,685,476
Tencent Holdings Ltd.	13,384,800	780,588,910
Weibo Corp., ADR(a)(b)	148,824	5,924,683
		916,070,396
Internet & Direct Marketing Retail — 18.3%
Alibaba Group Holding Ltd.(a)	35,240,468	562,709,001
Dada Nexus Ltd., ADR(a)(b)	139,932	2,528,571
HengTen Networks Group Ltd.(a)(b)	7,488,000	3,152,635
JD Health International Inc.(a)(c)	819,000	7,077,933
JD.com Inc., ADR(a)	2,017,548	169,695,963
Meituan, Class B(a)(c)	9,500,400	288,757,921
Pinduoduo Inc., ADR(a)(b)	1,018,368	67,721,472
Vipshop Holdings Ltd., ADR(a)	1,038,960	10,150,639
		1,111,794,135
IT Services — 0.6%
Beijing Sinnet Technology Co. Ltd., Class A	468,096	1,085,734
China TransInfo Technology Co. Ltd., Class A	468,047	1,083,563
Chinasoft International Ltd.	5,616,000	9,337,580
Chindata Group Holdings Ltd., ADR(a)	212,472	2,009,985
DHC Software Co. Ltd., Class A	842,428	958,768
GDS Holdings Ltd., ADR(a)(b)	206,856	11,592,210
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	131,040	2,264,371
TravelSky Technology Ltd., Class H	2,411,000	3,982,300
Vnet Group Inc., ADR(a)(b)	226,980	2,206,246
		34,520,757
Life Sciences Tools & Services — 2.8%
Genscript Biotech Corp.(a)	2,858,000	15,017,327
Hangzhou Tigermed Consulting Co. Ltd., Class A	46,837	1,014,378
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	300,700	4,763,177
Pharmaron Beijing Co. Ltd., Class A	94,100	2,684,927
Pharmaron Beijing Co. Ltd., Class H(c)	327,600	6,758,827
WuXi AppTec Co. Ltd., Class A	392,164	8,875,424
WuXi AppTec Co. Ltd., Class H(c)	748,881	16,591,552
Security	Shares	Value

Life Sciences Tools & Services (continued)
Wuxi Biologics Cayman Inc., New(a)(c)	8,424,000	$113,637,934
		169,343,546
Machinery — 0.9%
China CSSC Holdings Ltd., Class A	748,800	2,817,197
CRRC Corp. Ltd., Class A	3,480,000	3,333,036
CRRC Corp. Ltd., Class H	7,488,000	3,322,452
Haitian International Holdings Ltd.	1,404,000	3,878,206
Hefei Meiya Optoelectronic Technology Inc., Class A	135,423	828,337
Jiangsu Hengli Hydraulic Co. Ltd., Class A	205,004	2,539,784
North Industries Group Red Arrow Co. Ltd., Class A, NVS(a)	187,200	889,174
Sany Heavy Equipment International Holdings Co. Ltd.	2,808,000	2,915,209
Sany Heavy Industry Co. Ltd., Class A	1,215,593	4,189,348
Shenzhen Inovance Technology Co. Ltd., Class A	374,430	3,871,636
Sinotruk Hong Kong Ltd.	1,638,000	2,423,983
Weichai Power Co. Ltd., Class A	936,068	2,273,380
Weichai Power Co. Ltd., Class H	4,680,000	8,300,215
Wuxi Shangji Automation Co. Ltd., Class A	47,400	1,657,581
XCMG Construction Machinery Co. Ltd., Class A	1,459,599	1,358,493
Yutong Bus Co. Ltd., Class A	514,899	892,874
Zhejiang Dingli Machinery Co. Ltd., Class A	111,005	1,440,467
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	608,487	2,228,308
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,123,216	1,236,354
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,088,800	2,023,517
		52,419,551
Marine — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,825,200	4,961,537
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	7,722,100	13,160,977
		18,122,514
Media — 0.1%
China Literature Ltd.(a)(c)	936,000	6,534,057
Focus Media Information Technology Co. Ltd., Class A	2,199,638	2,451,939
		8,985,996
Metals & Mining — 1.6%
Aluminum Corp. of China Ltd., Class A(a)	2,199,600	1,800,781
Aluminum Corp. of China Ltd., Class H(a)	9,360,000	4,569,476
Baoshan Iron & Steel Co. Ltd., Class A	3,369,677	3,425,205
Chengtun Mining Group Co. Ltd., Class A	421,200	767,442
China Hongqiao Group Ltd.	5,382,000	5,209,880
China Minmetals Rare Earth Co. Ltd., Class A	140,400	982,238
China Molybdenum Co. Ltd., Class A	2,948,400	2,728,712
China Molybdenum Co. Ltd., Class H	7,020,000	4,306,684
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	514,800	4,333,974
Ganfeng Lithium Co. Ltd., Class A	162,195	4,315,565
Ganfeng Lithium Co. Ltd., Class H(c)	602,600	11,646,637
GEM Co. Ltd., Class A	842,400	1,496,757
Hunan Valin Steel Co. Ltd., Class A	1,024,700	803,421
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	6,879,692	3,109,344
Jiangxi Copper Co. Ltd., Class A	93,600	335,058
Jiangxi Copper Co. Ltd., Class H	2,808,000	4,512,429
MMG Ltd.(a)	7,488,000	2,711,974
Shandong Gold Mining Co. Ltd., Class A	421,291	1,268,216
Shandong Gold Mining Co. Ltd., Class H(b)(c)	1,989,000	3,583,674
Shandong Nanshan Aluminum Co. Ltd., Class A	2,052,100	1,416,223
Shanxi Meijin Energy Co. Ltd., Class A(a)	702,000	1,488,805
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,076,400	1,201,872

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Shenghe Resources Holding Co. Ltd., Class A	234,000	$820,737
Tianshan Aluminum Group Co. Ltd., Class A	655,200	841,834
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,714,400	1,463,377
Western Superconducting Technologies Co. Ltd., Class A	66,456	1,013,568
YongXing Special Materials Technology Co. Ltd., Class A	46,800	1,064,054
Yunnan Aluminium Co. Ltd., Class A(a)	511,000	858,724
Yunnan Tin Co. Ltd., Class A(a)	280,800	817,282
Zhejiang Huayou Cobalt Co. Ltd., Class A	174,598	3,567,501
Zijin Mining Group Co. Ltd., Class A	3,182,400	5,110,185
Zijin Mining Group Co. Ltd., Class H	13,104,000	17,388,354
		98,959,983
Oil, Gas & Consumable Fuels — 1.4%
China Coal Energy Co. Ltd., Class H	4,680,000	2,352,603
China Merchants Energy Shipping Co. Ltd., Class A	1,404,115	963,832
China Petroleum & Chemical Corp., Class A	4,539,888	2,869,801
China Petroleum & Chemical Corp., Class H	56,161,000	24,481,097
China Shenhua Energy Co. Ltd., Class A	842,405	2,588,568
China Shenhua Energy Co. Ltd., Class H	7,956,000	16,483,486
China Suntien Green Energy Corp. Ltd., Class H	3,744,000	2,626,273
PetroChina Co. Ltd., Class A	2,993,991	2,208,718
PetroChina Co. Ltd., Class H	49,608,000	21,480,678
Shaanxi Coal Industry Co. Ltd., Class A	1,638,088	3,064,636
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	514,800	872,760
Yanzhou Coal Mining Co. Ltd., Class A	374,403	1,344,595
Yanzhou Coal Mining Co. Ltd., Class H(b)	3,744,000	5,861,985
		87,199,032
Paper & Forest Products — 0.1%
Chengxin Lithium Group Co Ltd., Class A, NVS(a)	46,800	440,985
Lee & Man Paper Manufacturing Ltd.	3,276,000	2,248,478
Nine Dragons Paper Holdings Ltd.	3,744,000	4,176,210
		6,865,673
Personal Products — 0.1%
By-Health Co. Ltd., Class A	280,800	1,040,928
Hengan International Group Co. Ltd.	1,404,000	6,780,338
Shanghai Jahwa United Co. Ltd., Class A	93,581	615,970
		8,437,236
Pharmaceuticals — 1.8%
Apeloa Pharmaceutical Co. Ltd., Class A	93,600	607,485
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	3,017,803
Betta Pharmaceuticals Co. Ltd., Class A	80,998	1,059,682
CanSino Biologics Inc., Class H(a)(b)(c)	187,200	4,109,997
Changchun High & New Technology Industry Group Inc., Class A	56,696	2,521,591
China Medical System Holdings Ltd.	3,276,000	5,365,410
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	280,894	1,077,075
China Traditional Chinese Medicine Holdings Co. Ltd.	6,552,000	3,159,210
CSPC Pharmaceutical Group Ltd.	20,592,400	21,349,330
Dong-E-E-Jiao Co. Ltd., Class A	140,788	908,336
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	374,495	1,727,167
Hansoh Pharmaceutical Group Co. Ltd.(c)	2,808,000	5,755,784
Humanwell Healthcare Group Co. Ltd., Class A	187,500	628,029
Hutchmed China Ltd., ADR(a)(b)	200,772	6,798,140
Jiangsu Hengrui Medicine Co. Ltd., Class A	889,290	7,024,406
Security	Shares	Value

Pharmaceuticals (continued)
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	410,962	$772,158
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	180,174	1,177,784
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	280,884	2,465,326
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,170,000	6,045,407
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	187,200	831,191
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	260,640	702,109
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	280,865	836,761
Sino Biopharmaceutical Ltd.	24,336,000	17,790,665
Yunnan Baiyao Group Co. Ltd., Class A	187,232	2,599,666
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	93,709	6,591,467
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	234,046	792,883
Zhejiang NHU Co. Ltd., Class A	468,095	2,130,300
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	84,706	745,891
		108,591,053
Professional Services — 0.1%
51job Inc., ADR(a)	70,668	4,077,544

Real Estate Management & Development — 4.0%
Agile Group Holdings Ltd.	2,808,000	1,846,888
A-Living Smart City Services Co. Ltd., Class A(c)	1,287,000	3,023,652
China Evergrande Group(b)	4,500,000	1,321,493
China Jinmao Holdings Group Ltd.	13,104,000	3,998,357
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,450,833	2,609,239
China Overseas Land & Investment Ltd.	8,892,000	20,442,316
China Overseas Property Holdings Ltd.	2,340,000	2,187,623
China Resources Land Ltd.	7,648,665	31,953,941
China Resources Mixc Lifestyle Services Ltd.(c)	1,310,400	6,465,518
China Vanke Co. Ltd., Class A	1,404,009	4,017,678
China Vanke Co. Ltd., Class H	3,837,631	8,706,297
CIFI Ever Sunshine Services Group Ltd.	1,506,000	2,533,795
CIFI Holdings Group Co. Ltd.	7,488,000	4,081,046
Country Garden Holdings Co. Ltd.(b)	17,784,727	15,673,991
Country Garden Services Holdings Co. Ltd.	4,055,000	24,584,073
Gemdale Corp., Class A	796,697	1,251,389
Greenland Holdings Corp. Ltd., Class A	1,521,925	979,436
Greentown China Holdings Ltd.(b)	2,106,000	3,116,687
Greentown Service Group Co. Ltd.	3,744,000	3,591,321
Guangzhou R&F Properties Co. Ltd., Class H(b)	4,118,400	2,229,034
Hopson Development Holdings Ltd.	1,684,800	4,076,728
Jinke Properties Group Co. Ltd., Class A	984,081	635,280
KE Holdings Inc., ADR(a)(b)	839,592	16,800,236
KWG Group Holdings Ltd.	3,042,000	2,255,793
Logan Group Co. Ltd.	3,276,000	3,163,411
Longfor Group Holdings Ltd.(c)	4,212,000	19,993,378
Poly Developments and Holdings Group Co. Ltd., Class A	1,825,275	3,969,372
Powerlong Real Estate Holdings Ltd.	3,276,000	1,973,373
RiseSun Real Estate Development Co. Ltd., Class A	1,450,830	942,848
Seazen Group Ltd.(b)	4,680,000	3,356,268
Seazen Holdings Co. Ltd., Class A	327,664	1,603,517
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,135,694	2,840,939

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	468,009	$1,091,666
Shimao Group Holdings Ltd.	2,574,000	2,966,490
Shimao Services Holdings Ltd.(c)	1,404,000	1,734,835
Sunac China Holdings Ltd.	6,084,000	10,910,652
Sunac Services Holdings Ltd.(a)(c)	1,872,000	2,959,504
Wharf Holdings Ltd. (The)	3,276,000	11,447,935
Yuexiu Property Co. Ltd.	3,744,600	3,495,360
		240,831,359
Road & Rail — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	5,756,400	4,086,964
DiDi Global Inc., ADR(a)(b)	704,808	5,377,685
		9,464,649
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	93,788	2,349,964
Daqo New Energy Corp., ADR(a)	136,188	7,809,020
Flat Glass Group Co. Ltd., Class A	187,200	1,347,901
Flat Glass Group Co. Ltd., Class H(b)	936,000	4,081,970
GCL System Integration Technology Co. Ltd., Class A(a)	1,029,645	697,591
Gigadevice Semiconductor Beijing Inc., Class A	103,687	2,453,373
Hangzhou First Applied Material Co. Ltd., Class A	140,800	2,688,309
Hangzhou Silan Microelectronics Co. Ltd., Class A	187,200	1,823,929
Hua Hong Semiconductor Ltd.(a)(c)	1,217,000	8,108,297
Ingenic Semiconductor Co. Ltd., Class A	94,000	1,997,854
JA Solar Technology Co. Ltd., Class A	234,050	3,200,184
JCET Group Co. Ltd., Class A	280,900	1,460,953
LONGi Green Energy Technology Co. Ltd., Class A	748,825	10,371,080
Montage Technology Co. Ltd., Class A	93,600	1,210,118
National Silicon Industry Group Co. Ltd., Class A(a)	269,168	1,250,501
NAURA Technology Group Co. Ltd., Class A	69,200	4,203,285
Sanan Optoelectronics Co. Ltd., Class A	655,260	3,616,097
SG Micro Corp., Class A	43,400	2,333,443
Shenzhen SC New Energy Technology Corp., Class A	46,800	897,034
StarPower Semiconductor Ltd., Class A	22,000	1,643,860
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,298	2,986,177
Tianshui Huatian Technology Co. Ltd., Class A	514,829	1,115,261
TongFu Microelectronics Co. Ltd., Class A	273,296	935,073
Unigroup Guoxin Microelectronics Co. Ltd., Class A	83,200	3,009,277
Will Semiconductor Co. Ltd. Shanghai, Class A	140,400	6,028,553
Xinyi Solar Holdings Ltd.	11,232,000	20,654,376
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	187,228	2,115,475
		100,388,955
Software — 0.9%
360 Security Technology Inc., Class A(a)	1,123,200	2,108,491
Agora Inc., ADR(a)(b)	117,000	2,445,300
Beijing E-Hualu Information Technology Co. Ltd., Class A(a)	156,520	815,611
Beijing Kingsoft Office Software Inc., Class A	51,052	2,151,269
Beijing Shiji Information Technology Co. Ltd., Class A	196,204	874,520
China National Software & Service Co. Ltd., Class A	93,600	759,047
China Youzan Ltd.(a)	33,696,000	3,002,427
Hundsun Technologies Inc., Class A	229,474	2,112,746
Iflytek Co. Ltd., Class A	318,559	2,697,772
Kingdee International Software Group Co. Ltd.(a)	6,084,000	18,260,220
Ming Yuan Cloud Group Holdings Ltd.	1,404,000	4,002,061
Sangfor Technologies Inc., Class A	58,200	1,807,107
Security	Shares	Value

Software (continued)
Shanghai Baosight Software Co. Ltd., Class A	180,180	$1,876,121
Shanghai Baosight Software Co. Ltd., Class B	608,350	2,963,273
Thunder Software Technology Co. Ltd., Class A	93,600	2,301,211
Weimob Inc.(a)(b)(c)	4,212,000	5,059,997
Yonyou Network Technology Co. Ltd., Class A	514,812	2,631,389
		55,868,562
Specialty Retail — 0.6%
China Meidong Auto Holdings Ltd.	1,310,000	6,333,605
China Tourism Group Duty Free Corp. Ltd., Class A	280,889	9,076,242
GOME Retail Holdings Ltd.(a)(b).	29,016,000	2,523,655
Suning.com Co. Ltd., Class A(a)	2,012,471	1,216,997
Topsports International Holdings Ltd.(c)	3,744,000	4,353,426
Zhongsheng Group Holdings Ltd.	1,404,000	11,499,916
		35,003,841
Technology Hardware, Storage & Peripherals — 1.7%
China Greatwall Technology Group Co. Ltd., Class A	468,000	1,033,869
Inspur Electronic Information Industry Co. Ltd., Class A	248,280	1,267,538
Lenovo Group Ltd.	16,848,000	17,252,503
Ninestar Corp., Class A	280,826	1,938,903
Shenzhen Transsion Holding Co. Ltd., Class A	76,949	2,021,837
Xiaomi Corp., Class B(a)(c)	33,228,000	82,653,031
		106,167,681
Textiles, Apparel & Luxury Goods — 2.3%
ANTA Sports Products Ltd.	2,566,200	40,978,957
Bosideng International Holdings Ltd.(b).	7,488,000	5,269,479
Li Ning Co. Ltd.	5,148,000	58,226,911
Shenzhou International Group Holdings Ltd.	1,918,800	36,030,930
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	93,600	1,646,619
		142,152,896
Tobacco — 0.5%
RLX Technology Inc., ADR(a)	1,436,292	5,903,160
Smoore International Holdings Ltd.(c)	4,212,000	25,109,038
		31,012,198
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	93,600	1,752,594
BOC Aviation Ltd.(c)	514,800	3,625,720
COSCO SHIPPING Development Co. Ltd., Class A	889,200	451,130
		5,829,444
Transportation Infrastructure — 0.4%
Beijing Capital International Airport Co. Ltd., Class H(a)	4,680,000	2,716,548
China Merchants Port Holdings Co. Ltd.	3,744,000	5,761,257
COSCO SHIPPING Ports Ltd.	4,680,000	3,677,832
Jiangsu Expressway Co. Ltd., Class H	2,808,000	2,730,649
Shanghai International Airport Co. Ltd., Class A(a)	187,499	1,270,165
Shanghai International Port Group Co. Ltd., Class A	2,246,477	1,690,808
Shenzhen International Holdings Ltd.	2,808,000	3,062,695
Zhejiang Expressway Co. Ltd., Class H	2,808,000	2,646,679
		23,556,633
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.(b)	11,232,000	4,178,074
Guangdong Investment Ltd.	6,552,000	8,721,436
		12,899,510

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
China United Network Communications Ltd., Class A	4,454,400	$2,722,366

Total Common Stocks — 99.9%
(Cost: $5,519,304,281)		6,083,363,065

Rights

Real Estate Management & Development — 0.0%
CIFI Holdings Group Co. Ltd., (Expires 12/20/21)(a)	374,400	12,003

Total Rights — 0.0%
(Cost: $0)		12,003

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	156,937,177	156,999,952
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	4,980,000	4,980,000
		161,979,952
Total Short-Term Investments — 2.6%
(Cost: $161,885,525)		161,979,952

Total Investments in Securities — 102.5%
(Cost: $5,681,189,806)		6,245,355,020

Other Assets, Less Liabilities — (2.5)%		(153,983,554)

Net Assets — 100.0%		$6,091,371,466

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$148,079,490	$8,941,675	(a)	$—		$(8,713)	$(12,500)	$156,999,952	156,937,177	$447,318	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	6,820,000	—		(1,840,000	)(a)	—	—	4,980,000	4,980,000	133		—
						$(8,713)	$(12,500)	$161,979,952		$447,451		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Free Index	124	12/17/21	$5,874	$(698,343)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,148,433,367	$4,932,928,414	$2,001,284	$6,083,363,065
Rights	—	12,003	—	12,003
Money Market Funds	161,979,952	—	—	161,979,952
	$1,310,413,319	$4,932,940,417	$2,001,284	$6,245,355,020
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(698,343)	$—	$(698,343)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares